Related Parties - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024		Oct. 31, 2023	Dec. 31, 2008
Due from related parties
Due from related parties		$ 490	$ 40,154
Due to related parties
Due to related parties		0	63,222
Borrowing		0	0		$ 132,084
Repayment		0	(25,468)		(133,924)
Loan made to related parties Lending		0	39,348		0
Loan made to related parties repayment		39,186	0		10,759
Dingxin Sun [Member]
Due from related parties
Due from related parties	[1]	490	40,154
Due to related parties
Borrowing	[1]	0	0		132,084
Repayment	[1]	0	(25,468)		(133,924)
Loan made to related parties Lending		0	39,348	[1]
Loan made to related parties repayment		39,186	0	[1]
Shandong Dingxin Energy Saving Technology Group Co. Ltd. [Member]
Due to related parties
Due to related parties	[2]	0	63,222
Nature	[2]					Office Rental
Transactions with related parties	[2]	$ 55,438	$ 55,668		53,678
Yantai Development Zone Xingshun Petroleum Co. Ltd. [Member]
Due to related parties
Loan made to related parties Lending	[3]				0
Loan made to related parties repayment	[3]				$ 10,759

[1]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[2]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.
[3]	Yantai Development Zone Xingshun Petroleum Co. Ltd.: the company directly controlled by Dingxin Sun. The amount was subsequently settled completely in December 2022.